YieldMax U.S. Stocks Target Double Distribution ETF

Schedule of Investments

April 30, 2026 (Unaudited)

COMMON STOCKS - 100.2%	Shares	Value
Banking - 3.1%
1st Source Corp.	19	$1,397
Bank OZK	105	5,057
Banner Corp.	34	2,275
Capital City Bank Group, Inc.	14	646
Central Pacific Financial Corp.	26	865
City Holding Co.	15	1,844
Columbia Banking System, Inc.	297	8,791
CVB Financial Corp.	129	2,628
East West Bancorp, Inc.	138	17,453
Fifth Third Bancorp	913	46,344
First Financial Corp.	12	788
German American Bancorp, Inc.	38	1,637
Hanmi Financial Corp.	30	897
Independent Bank Corp.	20	664
Lakeland Financial Corp.	25	1,513
National Bank Holdings Corp. - Class A	45	1,922
OFG Bancorp	44	2,022
Orrstown Financial Services, Inc.	20	735
Preferred Bank	11	1,042
Regions Financial Corp.	874	24,953
S&T Bancorp, Inc.	38	1,677
		125,150

Consumer Discretionary Products - 1.4%
Autoliv, Inc.	71	8,231
Ford Motor Co.(a)	3,977	48,042
Oxford Industries, Inc.	14	600
		56,873

Consumer Discretionary Services - 0.7%
Darden Restaurants, Inc.	119	23,867
Vail Resorts, Inc.	36	4,578
Wendy’s Co.	167	1,162
		29,607

Consumer Staple Products - 16.9%
Altria Group, Inc.(a)	1,742	126,557
Coca-Cola Co.(a)	2,053	161,694
Flowers Foods, Inc.	213	1,930
General Mills, Inc.	549	19,385
Hershey Co.(a)	154	28,604
Interparfums, Inc.	19	1,733
Kimberly-Clark Corp.(a)	339	33,368
Marzetti Co.	21	2,736
PepsiCo, Inc.(a)	976	154,686

Procter & Gamble Co.	1,002	$147,384
		678,077

Financial Services - 4.9%
Ares Management Corp.	215	25,241
Artisan Partners Asset Management, Inc. - Class A	72	2,696
Blackstone, Inc.	775	97,324
Broadridge Financial Solutions, Inc.	118	18,169
Cohen & Steers, Inc.	28	1,968
Federal Agricultural Mortgage Corp. - Class C	9	1,564
Federated Hermes, Inc. - Class B	75	4,357
Fidelity National Financial, Inc.	263	13,755
Moelis & Co. - Class A	74	4,819
T. Rowe Price Group, Inc.	219	22,531
Virtus Investment Partners, Inc.	6	873
Western Union Co.	308	2,800
		196,097

Health Care - 18.7%
Abbott Laboratories	1,383	125,563
Amgen, Inc.(a)	423	146,464
Bristol-Myers Squibb Co.(a)	2,106	127,602
Merck & Co., Inc.(a)	1,335	145,755
UnitedHealth Group, Inc.	547	202,653
		748,037

Industrial Products - 3.2%
Lockheed Martin Corp.(a)	207	107,220
Snap-on, Inc.	52	19,937
		127,157

Industrial Services - 6.9%
Automatic Data Processing, Inc.	409	86,683
Ennis, Inc.	26	543
Fastenal Co.(a)	1,158	52,029
Insperity, Inc.	36	1,281
Korn Ferry	53	3,521
MSC Industrial Direct Co., Inc. - Class A	44	4,500
Paychex, Inc.(a)	329	30,475
Robert Half, Inc.	100	2,661
United Parcel Service, Inc. - Class B(a)	747	81,274
Watsco, Inc.	35	15,324
		278,291

Insurance - 1.8%
American Financial Group, Inc.	71	9,462
AMERISAFE, Inc.	19	576
Cincinnati Financial Corp.	158	25,849
CNA Financial Corp.	22	1,061
Erie Indemnity Co. - Class A	26	5,692
Old Republic International Corp.	234	9,348

Principal Financial Group, Inc.	200	$20,182
		72,170

Media - 2.7%
Comcast Corp. - Class A	3,696	99,940
Nexstar Media Group, Inc. - Class A	29	6,036
		105,976

Oil & Gas - 15.9%
APA Corp.	355	14,459
Chevron Corp.(a)	852	164,700
ConocoPhillips(a)	1,250	157,225
Coterra Energy, Inc.	768	27,579
Devon Energy Corp.	627	32,209
EOG Resources, Inc.(a)	552	77,595
HF Sinclair Corp.	155	10,417
Murphy Oil Corp.	136	5,679
ONEOK, Inc.(a)	641	59,267
SLB NV(a)	1,545	87,880
		637,010

Retail & Wholesale - Discretionary - 4.1%
Best Buy Co., Inc.	202	12,219
Buckle, Inc.	31	1,724
Ethan Allen Interiors, Inc.	23	491
Home Depot, Inc.(a)	434	142,699
Macy’s, Inc.	272	5,317
Penske Automotive Group, Inc.	19	3,259
		165,709

Retail & Wholesale - Staples - 2.4%
Archer-Daniels-Midland Co.(a)	482	35,928
Target Corp.(a)	464	60,204
		96,132

Software & Tech Services - 3.0%
Accenture PLC - Class A	626	111,872
Booz Allen Hamilton Holding Corp. - Class A	126	9,799
		121,671

Tech Hardware & Semiconductors - 10.8%
QUALCOMM, Inc.	1,086	195,024
Skyworks Solutions, Inc.	159	11,157
Texas Instruments, Inc.(a)	810	227,675
		433,856

Telecommunications - 3.7%
Verizon Communications, Inc.(a)	3,050	146,492

Utilities - 0.0%(b)
Clearway Energy, Inc. - Class A	34	1,375

TOTAL COMMON STOCKS (Cost $3,852,519)		4,019,680

PURCHASED OPTIONS - 2.5%(c)(d)(e)(f)	Notional Amount	Contracts	Value
Call Options - 2.5%
Abbott Laboratories, Expiration: 6/18/2026; Exercise Price: $97.50	$118,027	13	$1,430
Accenture PLC, Expiration: 5/15/2026; Exercise Price: $205.00	107,226	6	330
Altria Group, Inc., Expiration: 5/15/2026; Exercise Price: $70.00	123,505	17	5,253
Amgen, Inc., Expiration: 5/15/2026; Exercise Price: $365.00	69,250	2	735
Amgen, Inc., Expiration: 5/15/2026; Exercise Price: $355.00	69,250	2	1,330
Archer-Daniels-Midland Co., Expiration: 5/15/2026; Exercise Price: $75.00	29,816	4	890
Automatic Data Processing, Inc., Expiration: 5/15/2026; Exercise Price: $220.00	84,776	4	890
Blackstone, Inc., Expiration: 5/15/2026; Exercise Price: $145.00	87,906	7	150
Bristol-Myers Squibb Co., Expiration: 5/15/2026; Exercise Price: $67.50	121,180	20	100
Chevron Corp., Expiration: 5/15/2026; Exercise Price: $210.00	154,648	8	520
Coca-Cola Co., Expiration: 5/15/2026; Exercise Price: $82.50	157,520	20	320
Comcast Corp., Expiration: 5/15/2026; Exercise Price: $28.00	97,344	36	972
ConocoPhillips, Expiration: 5/15/2026; Exercise Price: $130.00	150,936	12	2,088
EOG Resources, Inc., Expiration: 5/15/2026; Exercise Price: $150.00	70,285	5	625
Fastenal Co., Expiration: 5/15/2026; Exercise Price: $50.00	49,423	11	27
Ford Motor Co., Expiration: 5/15/2026; Exercise Price: $14.00	47,112	39	58
Hershey Co., Expiration: 5/15/2026; Exercise Price: $192.50	18,574	1	175
Home Depot, Inc., Expiration: 5/15/2026; Exercise Price: $355.00	32,880	1	88
Home Depot, Inc., Expiration: 5/15/2026; Exercise Price: $340.00	98,640	3	1,042
Kimberly-Clark Corp., Expiration: 5/15/2026; Exercise Price: $110.00	29,529	3	30
Lockheed Martin Corp., Expiration: 5/15/2026; Exercise Price: $550.00	103,594	2	635
Merck & Co., Inc., Expiration: 5/15/2026; Exercise Price: $113.00	141,934	13	1,658
ONEOK, Inc., Expiration: 5/15/2026; Exercise Price: $95.00	55,476	6	495
Paychex, Inc., Expiration: 5/15/2026; Exercise Price: $105.00	27,789	3	30
PepsiCo, Inc., Expiration: 5/15/2026; Exercise Price: $170.00	142,641	9	194
Procter & Gamble Co., Expiration: 5/15/2026; Exercise Price: $155.00	147,090	10	330
QUALCOMM, Inc., Expiration: 5/15/2026; Exercise Price: $195.00	179,580	10	2,430
QUALCOMM, Inc., Expiration: 5/15/2026; Exercise Price: $155.00	179,580	10	25,500
SLB NV, Expiration: 5/15/2026; Exercise Price: $60.00	85,320	15	1,035
Target Corp., Expiration: 5/15/2026; Exercise Price: $135.00	51,900	4	412
Texas Instruments, Inc., Expiration: 5/15/2026; Exercise Price: $292.50	140,540	5	1,568
Texas Instruments, Inc., Expiration: 5/15/2026; Exercise Price: $290.00	56,216	2	825
Texas Instruments, Inc., Expiration: 5/15/2026; Exercise Price: $250.00	140,540	5	15,750
Texas Instruments, Inc., Expiration: 5/15/2026; Exercise Price: $235.00	56,216	2	9,235
United Parcel Service, Inc., Expiration: 5/15/2026; Exercise Price: $115.00	76,160	7	294
UnitedHealth Group, Inc., Expiration: 5/15/2026; Exercise Price: $375.00	185,240	5	2,963
UnitedHealth Group, Inc., Expiration: 5/15/2026; Exercise Price: $340.00	185,240	5	16,163
Verizon Communications, Inc., Expiration: 5/15/2026; Exercise Price: $48.50	144,090	30	2,145
Total Call Options			98,715

TOTAL PURCHASED OPTIONS (Cost $38,053)			98,715

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(g)	6,110	$6,110

TOTAL SHORT-TERM INVESTMENTS (Cost $6,110)		6,110

TOTAL INVESTMENTS - 102.9% (Cost $3,896,682)		$4,124,505
Liabilities in Excess of Other Assets - (2.9)%		(114,695)
TOTAL NET ASSETS - 100.0%		$4,009,810

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	All or a portion of this security has been pledged as collateral for written options. As of April 30, 2026, the total value of securities pledged as collateral is $836,172.
(b)	Does not round to 0.1% or (0.1)%, as applicable.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(f)	Non-income producing security.
(g)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

YieldMax U.S. Stocks Target Double Distribution ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

WRITTEN OPTIONS - (3.5)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (3.5)%
Abbott Laboratories, Expiration: 6/18/2026; Exercise Price: $95.00	$(118,027)	(13)	$(2,307)
Accenture PLC, Expiration: 5/15/2026; Exercise Price: $200.00	(107,226)	(6)	(525)
Altria Group, Inc., Expiration: 5/15/2026; Exercise Price: $67.50	(123,505)	(17)	(9,180)
Amgen, Inc., Expiration: 5/15/2026; Exercise Price: $360.00	(69,250)	(2)	(975)
Amgen, Inc., Expiration: 5/15/2026; Exercise Price: $350.00	(69,250)	(2)	(1,785)
Archer-Daniels-Midland Co., Expiration: 5/15/2026; Exercise Price: $72.50	(29,816)	(4)	(1,460)
Automatic Data Processing, Inc., Expiration: 5/15/2026; Exercise Price: $210.00	(84,776)	(4)	(2,580)
Blackstone, Inc., Expiration: 5/15/2026; Exercise Price: $140.00	(87,906)	(7)	(189)
Bristol-Myers Squibb Co., Expiration: 5/15/2026; Exercise Price: $65.00	(121,180)	(20)	(320)
Chevron Corp., Expiration: 5/15/2026; Exercise Price: $200.00	(154,648)	(8)	(2,200)
Coca-Cola Co., Expiration: 5/15/2026; Exercise Price: $80.00	(157,520)	(20)	(1,360)
Comcast Corp., Expiration: 5/15/2026; Exercise Price: $27.50	(97,344)	(36)	(1,584)
ConocoPhillips, Expiration: 5/15/2026; Exercise Price: $125.00	(150,936)	(12)	(4,410)
EOG Resources, Inc., Expiration: 5/15/2026; Exercise Price: $145.00	(70,285)	(5)	(1,262)
Fastenal Co., Expiration: 5/15/2026; Exercise Price: $47.50	(49,423)	(11)	(165)
Ford Motor Co., Expiration: 5/15/2026; Exercise Price: $13.00	(47,112)	(39)	(175)
Hershey Co., Expiration: 5/15/2026; Exercise Price: $190.00	(18,574)	(1)	(245)
Home Depot, Inc., Expiration: 5/15/2026; Exercise Price: $350.00	(32,880)	(1)	(143)
Home Depot, Inc., Expiration: 5/15/2026; Exercise Price: $335.00	(98,640)	(3)	(1,665)
Kimberly-Clark Corp., Expiration: 5/15/2026; Exercise Price: $105.00	(29,529)	(3)	(135)
Lockheed Martin Corp., Expiration: 5/15/2026; Exercise Price: $545.00	(103,594)	(2)	(725)
Merck & Co., Inc., Expiration: 5/15/2026; Exercise Price: $112.00	(141,934)	(13)	(2,100)
ONEOK, Inc., Expiration: 5/15/2026; Exercise Price: $90.00	(55,476)	(6)	(1,800)
Paychex, Inc., Expiration: 5/15/2026; Exercise Price: $100.00	(27,789)	(3)	(158)
PepsiCo, Inc., Expiration: 5/15/2026; Exercise Price: $165.00	(142,641)	(9)	(648)
Procter & Gamble Co., Expiration: 5/15/2026; Exercise Price: $150.00	(147,090)	(10)	(1,365)
QUALCOMM, Inc., Expiration: 5/15/2026; Exercise Price: $190.00	(179,580)	(10)	(3,425)
QUALCOMM, Inc., Expiration: 5/15/2026; Exercise Price: $150.00	(179,580)	(10)	(30,450)
SLB NV, Expiration: 5/15/2026; Exercise Price: $57.50	(85,320)	(15)	(2,280)
Target Corp., Expiration: 5/15/2026; Exercise Price: $130.00	(51,900)	(4)	(1,108)
Texas Instruments, Inc., Expiration: 5/15/2026; Exercise Price: $287.50	(140,540)	(5)	(2,488)
Texas Instruments, Inc., Expiration: 5/15/2026; Exercise Price: $285.00	(56,216)	(2)	(1,225)
Texas Instruments, Inc., Expiration: 5/15/2026; Exercise Price: $245.00	(140,540)	(5)	(18,175)
Texas Instruments, Inc., Expiration: 5/15/2026; Exercise Price: $230.00	(56,216)	(2)	(10,270)
United Parcel Service, Inc., Expiration: 5/15/2026; Exercise Price: $110.00	(76,160)	(7)	(1,355)
UnitedHealth Group, Inc., Expiration: 5/15/2026; Exercise Price: $370.00	(185,240)	(5)	(4,250)
UnitedHealth Group, Inc., Expiration: 5/15/2026; Exercise Price: $330.00	(185,240)	(5)	(21,075)
Verizon Communications, Inc., Expiration: 5/15/2026; Exercise Price: $48.00	(144,090)	(30)	(2,790)
Total Call Options			(138,352)

TOTAL WRITTEN OPTIONS (Premiums received $57,961)			$(138,352)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.